JUNE 23, 2000
                            SUPPLEMENT TO PROSPECTUS
                           DATED NOVEMBER 1, 1999, FOR
                           THE HIRTLE CALLAGHAN TRUST


AS OF JUNE 22, 2000, THE LIMITED DURATION MUNICIPAL BOND PORTFOLIO OF THE TRUST HAS BEEN CLOSED AND WILL NO LONGER BY OFFERED BY THE TRUST.